REVENUE FROM CONTRACTS WITH CUSTOMERS - Revenue by type (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue from contracts with customers [Abstract]
Revenues from construction contracts	$ 1,602,013	$ 1,311,119
Services rendered	723,879	651,143
Sale of goods	647,040	571,026
Total Company	$ 2,972,932	$ 2,533,288